Equity-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 2012 Plan	Jun. 30, 2013 2012 Plan	Oct. 10, 2012 2012 Plan	Jun. 30, 2013 VAR Plan	Jun. 30, 2012 VAR Plan	Dec. 31, 2012 VAR Plan	Dec. 31, 2011 VAR Plan	Jun. 30, 2013 VAR Plan Minimum	Jun. 30, 2012 VAR Plan Minimum	Dec. 31, 2012 VAR Plan Minimum	Dec. 31, 2011 VAR Plan Minimum	Jun. 30, 2013 VAR Plan Maximum	Jun. 30, 2012 VAR Plan Maximum	Dec. 31, 2012 VAR Plan Maximum	Dec. 31, 2011 VAR Plan Maximum
Equity-Based Compensation
Maximum number of shares/notional units available for issuance								6,750,000	3,000,000		3,000,000
Units designated under VAR Plan as a percentage of the company's overall equity									10.00%		10.00%
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization									1,661,719		1,661,719
Plan Options
Options outstanding at the beginning of the period (in shares)									1,692,282	1,344,500	1,344,500
Options granted (in shares)									293,100		418,000	1,370,500
Options exercised (in shares)									(105,313)
Options cancelled or forfeited (in shares)									(34,745)		(70,218)	(26,000)
Options outstanding at the end of the period (in shares)									1,845,324		1,692,282	1,344,500
Vested and exercisable at the end of the period (in shares)									560,372
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per unit)									$ 16.11	$ 15.10	$ 15.10
Options granted (in dollars per share)									$ 42.07		$ 19.38	$ 15.08
Options exercised (in dollars per share)									$ 15.34
Options cancelled or forfeited (in dollars per share)									$ 18.93		$ 21.15	$ 14.21
Options outstanding at the end of the period (in dollars per unit)									$ 20.23		$ 16.11	$ 15.10
Vested and exercisable at the end of the period (in dollars per share)									$ 15.43
Intrinsic values
Intrinsic value of total stock options and notional units outstanding									$ 65,600		$ 16,700	$ 2,100
Intrinsic value of total stock options vested and exercisable									22,600		4,300
Number of units expired									0		0
Weighted average assumptions used in fair value calculation
Expected term									6 years 3 months 18 days					5 years 2 months 12 days	5 years 2 months 12 days	5 years 6 months		6 years 3 months 18 days	6 years 3 months 18 days	6 years 7 months 6 days
Volatility (as a percent)									49.00%	49.00%	49.00%					44.00%				47.00%
Risk-free interest rate (as a percent)													1.00%	1.10%	1.00%	1.40%	1.50%	1.60%	1.60%	2.90%
Dividend yield (as a percent)	0.00%								0.00%	0.00%	0.00%	0.00%
Additional disclosures
Non-cash stock-based compensation expense, net of estimated forfeitures	2,570	2,157	10,385	2,122	1,114	0			1,744		618
Total unrecognized compensation charge related non-vested options							$ 11,500				$ 7,300